Per Share Information	12 Months Ended
Dec. 31, 2017
Profit or loss [abstract]
Per Share Information
15.	PER SHARE INFORMATION

(a)	Net earnings per share

Net earnings per share for the year ended December 31, 2017 was calculated based on basic and diluted net earnings of $658 million, (2016 – $162 million) and the weighted average number of shares outstanding used in the calculation was based on the following:

(in millions)	2017	2016
Basic weighted average number of shares outstanding	862	842
Effect of dilutive stock options and restricted share units	3	3

Diluted weighted average number of shares outstanding	865	845

The outstanding equity instruments that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted net earnings per share for the year ended December 31, 2017 because they were anti-dilutive, were 7 million stock options (2016 – 11 million).

(b)	Dividends declared

On February 25, 2016, the Company announced a quarterly dividend of $0.02 per share, effective April 1, 2016, with the first payment in June 2016. During the year ended December 31, 2017, the Company declared dividends of $0.08 per share for total dividends of $70 million, respectively (2016 – $0.12 per share for dividends of $102 million).

On May 11, 2016, the Company announced that it implemented a Dividend Reinvestment Plan (“DRIP”) which allows shareholders the opportunity to increase their investment in Goldcorp without additional transaction costs by receiving dividend payments in the form of common shares of the Company. The DRIP allows shareholders to reinvest their cash dividends into additional common shares issued from treasury at a 3% discount to the average market price calculated at the time of dividend payment. Participation in the DRIP is optional and will not affect shareholders’ cash dividends unless they elect to participate in the DRIP. During the year ended December 31, 2017, the Company issued $8 million (2016 – $5 million) in common shares under the Company’s Dividend Reinvestment Plan.